UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-02958

T. Rowe Price International Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: October 31

Date of reporting period: October 31, 2023

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Highlights and Market Commentary
Management’s Discussion of Fund Performance
Performance and Expenses
Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
October 31, 2023
Annual Report
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PRIDX International Discovery
Fund –
.
TIDDX International Discovery
Fund–
.
I  Class
TRZKX International Discovery
Fund–
.
Z Class

T. ROWE PRICE International Discovery Fund
HIGHLIGHTS
The fund underperformed its benchmark, the S&P Global ex-U.S. Small Cap
Index Net, but outperformed its Lipper peer group average in the 12-month period ended October 31, 2023.
At the country level, stock selection in the UK and China detracted the most.
In contrast, our choice of securities in Germany and Australia, as well as our underweight allocation to the latter, added value. On a sector basis, stock picks in consumer discretionary and information technology dragged. Conversely, real estate was the greatest area of strength, followed by our security selection in consumer staples.
Our focus remained on quality companies with durable growth prospects and prudent balance sheets. We have found many interesting investments in countries such as the UK, China, and Japan but see limited opportunities in Taiwan and
South Korea. We own compelling opportunities in a variety of sectors, including consumer discretionary, health care, and industrials and business services. In contrast, we have less conviction overall in materials, real estate, and consumer staples.
The investment environment continues to be marked by a high degree of geopolitical and economic uncertainty, and our stance is consequently still cautious. Recession risks remain, but these are reflected in international smaller-
company valuations, in our view. As a result, we believe the asset class is looking very attractively valued on both an absolute and a relative basis.
Log in to your account at troweprice.com for more information.
* An account service fee will be charged annually for each T. Rowe Price mutual fund account unless you meet criteria for a fee waiver. Go to troweprice.com/personal-investing/help/fees-and-
minimums.html to learn more about this account service fee, including other ways to waive it.

T. ROWE PRICE International Discovery Fund
Market Commentary

Dear Shareholder
Most major global stock and bond indexes produced positive results during your fund’s fiscal year, the 12-month period ended October 31, 2023, although a downturn over the past six months offset some of the strong gains recorded in the first half of the period. Global economies managed to avoid the recession that was widely predicted at the start of 2023, but signs that central banks might need to keep interest rates higher for longer than previously expected weighed on market sentiment.
Growth stocks outperformed value shares over the 12-month period, and stocks in developed markets generally outpaced their counterparts in emerging markets. Currency movements were mixed over the period, although a weaker dollar versus major European currencies was beneficial for U.S. investors in
European securities.
Technology companies benefited from investor enthusiasm for artificial intelligence developments and produced some of the strongest results in the equity market. Within the S&P 500 Index, the communication services and information technology sectors were lifted by the rally in tech-related companies and recorded significant gains. The financials sector partly recovered from the failure of three large regional banks during the period but still finished in negative territory.
Corporate fundamentals were broadly supportive. Although year-over-year earnings growth contracted in the first and second quarters of 2023, results were better than expected, and preliminary estimates pointed to a resumption of growth in the third quarter.
The U.S. economy was the strongest among the major markets during the period, with gross domestic product growth coming in at 4.9% in the third quarter’s initial estimate, the highest since the end of 2021. Growth in Europe and Japan was more sluggish, and China’s economy was beset by worries about its property sector after an initial boost from its decision at the end of 2022 to lift most of its pandemic-related restrictions. A protracted debt ceiling standoff in the U.S., the ongoing conflict between Ukraine and Russia, and the outbreak of war in the Middle East following the attack on Israel by Hamas produced headwinds for markets at various times.
Investors also remained focused on inflation as price increases moderated but remained well above the Federal Reserve’s 2% target. In response, the Fed continued to raise its short-term lending benchmark rate, lifting it to a target range of 5.25% to 5.50% by the end of July, the highest level since March 2001.

T. ROWE PRICE International Discovery Fund

U.S. Treasury yields increased as the Fed tightened monetary policy and investors priced in the possibility that the central bank may have to keep rates higher for longer than previously anticipated. In addition, Treasuries were pressured by Fitch Ratings’ decision to downgrade the credit rating of U.S.
government debt from the highest level, AAA, to AA+ along with expectations for higher levels of borrowing by the Treasury Department. The yield on the benchmark 10-year Treasury note briefly reached 5.00% in October for the first time since late 2007 before falling back to 4.88% by period-end.
Increasing yields over the past six months led to weak results across most of the fixed income market, although high yield bonds, which are less sensitive to rising rates, held up relatively well as default rates remained low by historical standards.
Global economies and markets showed surprising resilience in 2023, but considerable uncertainty remains as we look ahead to 2024. Geopolitical events, the path of monetary policy, and the impact of the Fed’s rate hikes on the economy all raise the potential for additional volatility. We believe this environment makes skilled active management a critical tool for identifying risks and opportunities, and our investment teams will continue to use fundamental research to identify securities that have the potential to add value to your portfolio over the long term.
Thank you for your continued confidence in T. Rowe Price.
Sincerely,
Robert Sharps
CEO and President

T. ROWE PRICE International Discovery Fund
Management’s Discussion of Fund Performance

INVESTMENT OBJECTIVE
The fund seeks long-term growth of capital through investments primarily in the common stocks of rapidly growing, small- to medium-sized companies outside the U.S.
FUND COMMENTARY
How did the fund perform in the past 12 months?
The International Discovery Fund returned 5.14% in the 12-month period ended October 31, 2023. The fund underperformed the S&P Global ex-U.S.
Small Cap Index Net and the MSCI EAFE Small Cap Index but outperformed the Lipper International Small/Mid-Cap Growth Funds Average. (Returns for
the I and Z Class shares varied slightly, reflecting their different fee structures.
Past performance cannot guarantee future results . )
What factors influenced the
fund’s performance?
At the country level, stock
selection in the UK and
China detracted the most.
In contrast, our choice of
securities in Germany and
Australia, as well as our
underweight allocation to
the latter, added value. On
a sector basis, stock picks
in consumer discretionary
and information technology
dragged. Conversely, real
estate was the greatest area
of strength, followed by
our security selection in
consumer staples.
Among our UK holdings, Keywords Studios, a provider of outsourced creative and technical services to the video game industry, lagged, as some investors perceived developments in generative artificial intelligence as negative for the firm. Shares of IQE, a provider of engineering consultancy services to the compound semiconductor industry, were also weak. The company highlighted
PERFORMANCE COMPARISON
Total Return
Periods Ended 10/31/23 6 Months 12 Months
International Discovery
Fund –
.
-10.48% 5.14%
International Discovery
Fund–
.
I  Class -10.43 5.28
International Discovery
Fund–
.
Z  Class -9.92 6.43
S&P Global ex-U.S. Small
Cap Index Net -7.92 8.83
MSCI EAFE Small Cap
Index -10.24 6.99
Lipper International Small/
Mid-Cap Growth Funds
Average -11.06 3.98

T. ROWE PRICE International Discovery Fund

that it expects wireless revenues from 5G infrastructure deployment in China to be lower. Concerns about the semiconductor cycle also weighed on the stock. (Please refer to the fund’s portfolio of investments for a complete list of holdings and the amount each represents in the portfolio.)
Within China, Shandong Weigao Group Medical Polymer was a key detractor.
The leading manufacturer of single-use/consumable medical devices reported a poor set of first-half results, due in part to slower-than-expected destocking in its orthopedic segment. Sportswear company Li Ning also struggled as Chinese consumer weakness persisted.
On the positive side, in Germany, Redcare Pharmacy (previously Shop
Apotheke Europe) was a top contributor to relative returns. The pureplay online pharmacy, focused on the distribution of prescription and over-the-
counter medications through its e-commerce properties, reported very strong first-half results. We believe the shares stand to benefit further from progress toward the nationwide adoption of e-prescriptions in Germany.
Our allocation to Australia was a further area of strength. Medical device company Cochlear boosted relative returns as its shares rallied on strong earnings. oOh!Media, an outdoor advertising and media company, continued
to benefit from industry tailwinds post-pandemic, gaining share from other media advertising.
How is the fund positioned?
Our focus remained on quality companies with durable growth prospects and prudent balance sheets. We have found many interesting investments in countries such as the UK, China, and Japan but see limited opportunities in
Taiwan and South Korea. We own compelling opportunities in a variety of sectors, including consumer discretionary, health care, and industrials and business services. In contrast, we have less conviction overall in materials, real estate, and consumer staples.
While our philosophy—seeking to discover and invest in small growth companies as early as possible—has not changed, the investment landscape has, and we have responded accordingly. Portfolio positioning has continued to evolve, reflecting tighter risk management and valuation awareness. Over the review period, we continued to dial down the portfolio’s sector active exposures as well as becoming more balanced in our exposure to factors such as inflation, interest rates, and commodities.
We added holdings in the energy sector, with a view to taking advantage of a likely increase in exploration and production due to higher oil and gas prices.
Gaztransport & Technigaz is a French engineering company that has a near-
monopoly on the technology for containment vessels for liquefied natural

T. ROWE PRICE International Discovery Fund

gas (LNG). It has a high-quality royalty business model with the potential to generate high returns. Order momentum should continue for the company, driven by a wave of new U.S. LNG projects. NuVista Energy engages in the exploration, development, and production of oil and natural gas reserves.
We expect the company to continue its program of returning capital to shareholders, reducing debt, and delivering on its growth strategy.
In the UK, veterinary pharma firm Dechra Pharmaceuticals was taken over by private-equity group EQT, prompting us to sell our shares. We exited Derwent
London, given expectations that interest rates would remain higher for longer, weighing on the owner and developer of office real estate. We also had some concerns about rental growth
in the city.
We made changes to our
Japan allocation. We sold
shares of chip designer
Socionext to lock in profits
following strong performance
since its October 2022 initial
public offering. We bought
shares of Siltronic, a leading
manufacturer of silicon
wafers for semiconductors,
at an attractive valuation.
Although it operates in an
industry driven by inventory
cycles in semiconductor
manufacturing, which has
experienced a downturn,
we believe the industry has
strong underlying growth
drivers and is showing signs
of improving.
What is portfolio management’s outlook?
The investment environment continues to be marked by a high degree of geopolitical and economic uncertainty, and our stance is consequently still cautious. Recession risks remain, but these are reflected in international smaller-company valuations, in our view. As a result, we believe the asset class is looking very attractively valued on both an absolute and a relative basis.
SECTOR DIVERSIFICATION
Percent of Net Assets
4/30/23 10/31/23
Industrials and Business
Services 23.5% 22.5%
Consumer Discretionary 17.1 16.6
Financials 9.9 10.7
Information Technology 10.6 9.8
Health Care 11.5 9.3
Materials 7.8 8.5
Communication Services 5.6 6.2
Energy 3.6 5.0
Real Estate 4.9 4.6
Consumer Staples 2.8 2.8
Utilities 1.1 1.1
Other and Reserves 1.6 2.9
Total 100.0% 100.0%
Historical weightings reflect current industry/sector
classifications.

T. ROWE PRICE International Discovery Fund

At such times, we believe it is even more important to remain focused on fundamental smaller-company research where we think we can have an edge.
While an awareness of the macroeconomic and political environment is necessary, we look to discover those companies that can be much larger in five to 10 years' time, whatever transpires.
The dramatic events of the last few years have been a trigger for transformations across many industry structures. For example, we are witnessing profound changes in the fields of sustainability and biologics.
This is a dynamic that we consciously look to exploit, and we are focused on identifying those companies that will be material beneficiaries of these forces.
Genuine insights here will be valuable as the market is wrestling with a lot of uncertainty as to how individual companies are positioned.
In these uncertain times, it is important to be prepared for market dislocations triggered by events. Market rotations and volatility are presenting us with an increasing number of new opportunities. We are also focused on defending those holdings that have recently been sharply derated but where the business remains fundamentally robust and may even be stronger after recent events.
The views expressed reflect the opinions of T. Rowe Price as of the date of this report and are subject to change based on changes in market, economic, or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

T. ROWE PRICE International Discovery Fund

RISKS OF INVESTING IN THE FUND
Funds that invest overseas generally carry more risk than funds that invest strictly in U.S. assets. Small and medium-sized companies are generally riskier because they may have limited product lines, capital, and managerial resources.
Their securities may trade less frequently and with greater price swings.
Risks can result from varying stages of economic and political development;
differing regulatory environments, trading days, and accounting standards; and
higher transaction costs of non-U.S. markets. Non-U.S. investments are also subject to currency risk, or a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
The fund’s growth approach to investing could cause it to underperform other stock funds that employ a different investment style. Growth stocks tend to be more volatile than certain other types of stocks, and their prices may fluctuate more dramatically than the overall stock market. A stock with growth characteristics can have sharp price declines due to decreases in current or expected earnings and may lack dividends that can help cushion its share price in a declining market.
BENCHMARK INFORMATION
Note: Portions of the mutual fund information contained in this report was supplied by Lipper, a Refinitiv Company, subject to the following:
Copyright 2023 © Refinitiv. All rights reserved. Any copying, republication or redistribution of Lipper content is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.
Note: MSCI and its affiliates and third-party sources and providers (collectively,
“MSCI”) makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein.
The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. Historical MSCI data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. None of the MSCI data is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such.

T. ROWE PRICE International Discovery Fund

Note: The S&P Global ex-U.S. Small Cap Index Net is a product of S&P Dow
Jones Indices LLC, a division of S&P Global, or its affiliates (“SPDJI”) and has been licensed for use by T. Rowe Price. Standard &  Poor’s
®
and S&P
®
 are
registered trademarks of Standard & Poor’s Financial Services LLC, a division of S&P Global (“S&P”); Dow Jones
®
is a registered trademark of Dow Jones
Trademark Holdings LLC (“Dow Jones”); T. Rowe Price is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates, and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the S&P Global ex-U.S. Small Cap
Index Net.
BENCHMARK INFORMATION (continued)

T. ROWE PRICE International Discovery Fund

PORTFOLIO HIGHLIGHTS
TWENTY-FIVE LARGEST HOLDINGS
Percent of
Net Assets
10/31/23
Ascential, United Kingdom 2.0%
MercadoLibre, Argentina 1.8
BAWAG Group, Austria 1.6
Amplifon, Italy 1.5
SPIE, France 1.3
Kanzhun, China 1.3
Redcare Pharmacy, Germany 1.1
Amadeus IT Group, Spain 1.1
Aiful, Japan 1.1
Hanwa, Japan 1.0
Intermediate Capital Group, United Kingdom 1.0
Nippon Soda, Japan 1.0
YouGov, United Kingdom 0.9
TGS, Norway 0.9
Shopify, Canada 0.9
Rotork, United Kingdom 0.8
China Resources Mixc Lifestyle Services, China 0.8
Yangzijiang Shipbuilding Holdings, China 0.8
flatexDEGIRO, Germany 0.8
Descartes Systems Group, Canada 0.8
Laboratorios Farmaceuticos Rovi, Spain 0.8
Croda International, United Kingdom 0.8
Marcopolo, Brazil 0.8
Nextage, Japan 0.8
Kosmos Energy, United States 0.7
Total 26.4%
Note: The information shown does not reflect any exchange-traded funds (ETFs), cash reserves, or collateral for securities lending that may be held in the portfolio.

T. ROWE PRICE International Discovery Fund

GROWTH OF $10,000
This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records).
The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.
INTERNATIONAL DISCOVERY FUND
Note: Performance for the I and Z Class shares will vary due to their differing fee structures. See the Average Annual Compound Total Return table on the next page.

T. ROWE PRICE International Discovery Fund

AVERAGE ANNUAL COMPOUND TOTAL RETURN
EXPENSE RATIO
FUND EXPENSE EXAMPLE
As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.
Please note that the fund has three share classes: The original share class (Investor Class)
charges no distribution and service (12b-1) fee, I Class shares are also available to institutionally oriented clients and impose no 12b-1 or administrative fee payment, and Z Class shares are offered only to funds advised by T. Rowe Price and other advisory clients of T. Rowe Price or its affiliates that are subject to a contractual fee for investment management services and impose no 12b-1 fee or administrative fee payment. Each share class is presented separately in the table.
Periods Ended 10/31/23 1 Year 5 Years 10 Years
Since
Inception
Inception
Date
International Discovery
Fund –
.
5.14% 3.16% 5.05% – –
International Discovery
Fund–
.
I  Class 5.28 3.30 – 5.09% 12/17/15
International Discovery
Fund–
.
Z  Class 6.43 – – -12.73 2/22/21
This table shows how the fund would have performed each year if its actual (or cumulative)
returns for the periods shown had been earned at a constant rate. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares.
Past performance cannot guarantee future results.
International Discovery Fund 1.23%
International Discovery Fund–I Class 1.08
International Discovery Fund–Z Class 1.07
The expense ratio shown is as of the fund’s most recent prospectus. This number may vary from the expense ratio shown elsewhere in this report because it is based on a different time period and, if applicable, includes acquired fund fees and expenses but does not include fee or expense waivers.

T. ROWE PRICE International Discovery Fund

Actual Expenses
The first line of the following table (Actual) provides information about actual account values and expenses based on the fund’s actual returns. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid
During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds.
The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Note: T. Rowe Price charges an annual account service fee of $20, generally for accounts with less than $10,000. The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $50,000 or more; accounts electing to receive electronic delivery of account statements, transaction confirmations, prospectuses, and shareholder reports; or accounts of an investor who is a T. Rowe Price Personal Services or Enhanced Personal Services client
(enrollment in these programs generally requires T. Rowe Price assets of at least $250,000).
This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.
You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads.
Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE International Discovery Fund

INTERNATIONAL DISCOVERY FUND
Beginning
Account Value
5/1/23
Ending
Account Value
10/31/23
Expenses Paid
During Period*
5/1/23 to 10/31/23
Investor Class
Actual $1,000.00 $895.20 $5.97
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,018.90   6.36
I Class
Actual   1,000.00   895.70   5.26
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,019.66   5.60
Z Class
Actual   1,000.00   900.80   0.00
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,025.21   0.00
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (184), and divided by the days in the year (365) to reflect the half-year period. The annualized expense ratio of the
1
Investor Class was 1.25%, the
2
I Class
was 1.10%, and the
3
Z Class was 0.00%.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE International Discovery Fund

QUARTER-END RETURNS
Periods Ended 9/30/23 1 Year 5 Years 10 Years
Since
Inception
Inception
Date
International Discovery
Fund –
.
13.98% 2.14% 5.92% – –
International Discovery
Fund–
.
I  Class 14.14  2.28  – 5.87% 12/17/15
International Discovery
Fund–
.
Z  Class 15.39  – – -11.33  2/22/21
The fund’s performance information represents only past performance and is not necessarily an indication of future results. Current performance may be lower or higher than the performance data cited. Share price, principal value, and return will vary, and you may have a gain or loss when you sell your shares. For the most recent month-end performance, please visit our website (troweprice.com) or contact a T. Rowe Price representative at
1 - 800 - 225 - 5132 or, for
2
I and
3
Z Class shares, 1-800-638-8790 .
This table provides returns through the most recent calendar quarter-end rather than through the end of the fund’s fiscal period. It shows how the fund would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate.
Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. When assessing performance, investors should consider both short- and long-term returns.

T. ROWE PRICE International Discovery Fund
Financial Highlights

For a share outstanding throughout each period
Investor Class
.. Year ..
.. Ended .
10/31/23 10/31/22 10/31/21 10/31/20 10/31/19
NET ASSET VALUE
Beginning of period $ 53.67 $ 98.74 $ 79.63 $ 65.08 $ 62.81
Investment activities
Net investment income (loss)
(1)(2)
0.51 0.18 (0.08) 0.05 0.53
Net realized and unrealized gain/
loss 2.36 (32.33) 23.09 15.29 5.18
Total from investment activities 2.87 (32.15) 23.01 15.34 5.71
Distributions
Net investment income — — (0.07) (0.57) (0.32)
Net realized gain (1.81) (12.92) (3.83) (0.22) (3.12)
Total distributions (1.81) (12.92) (3.90) (0.79) (3.44)
Redemption fees added to paid-in
capital
(1)(3)
— — — — —
(4)
NET ASSET VALUE
End of period $ 54.73 $ 53.67 $ 98.74 $ 79.63 $ 65.08

T. ROWE PRICE International Discovery Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
.. Year ..
.. Ended .
10/31/23 10/31/22 10/31/21 10/31/20 10/31/19
Ratios/Supplemental Data
Total return
(2)(5)
5.14% (37.03)% 29.50% 23.79% 10.07%
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates 1.24% 1.23% 1.18% 1.19% 1.20%
Net expenses after waivers/
payments by Price Associates 1.24% 1.23% 1.18% 1.19% 1.20%
Net investment income (loss) 0.86% 0.25% (0.08)% 0.08% 0.87%
Portfolio turnover rate 28.3% 24.6% 29.4% 26.8% 26.0%
Net assets, end of period (in
millions) $2,408 $2,647 $5,979 $5,081 $4,673
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 7 for details of expense-related arrangements with Price Associates.
(3)
The fund charged redemption fees through March 31, 2019.
(4)
Amounts round to less than $0.01 per share.
(5)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE International Discovery Fund
Financial Highlights

For a share outstanding throughout each period
I Class
.. Year ..
.. Ended .
10/31/23 10/31/22 10/31/21 10/31/20 10/31/19
NET ASSET VALUE
Beginning of period $ 53.82 $ 99.01 $ 79.82 $ 65.17 $ 62.92
Investment activities
Net investment income
(1)(2)
0.60 0.38 0.06 0.14 0.63
Net realized and unrealized gain/
loss 2.35 (32.47) 23.12 15.32 5.15
Total from investment activities 2.95 (32.09) 23.18 15.46 5.78
Distributions
Net investment income — — (0.16) (0.59) (0.42)
Net realized gain (1.81) (13.10) (3.83) (0.22) (3.12)
Total distributions (1.81) (13.10) (3.99) (0.81) (3.54)
Redemption fees added to paid-in
capital
(1)(3)
— — — — 0.01
NET ASSET VALUE
End of period $ 54.96 $ 53.82 $ 99.01 $ 79.82 $ 65.17

T. ROWE PRICE International Discovery Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
.. Year ..
.. Ended .
10/31/23 10/31/22 10/31/21 10/31/20 10/31/19
Ratios/Supplemental Data
Total return
(2)(4)
5.28% (36.91)% 29.66% 23.95% 10.21%
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates 1.09% 1.08% 1.05% 1.06% 1.07%
Net expenses after waivers/
payments by Price Associates 1.09% 1.08% 1.05% 1.06% 1.07%
Net investment income 1.01% 0.56% 0.06% 0.21% 1.02%
Portfolio turnover rate 28.3% 24.6% 29.4% 26.8% 26.0%
Net assets, end of period (in
millions) $3,095 $3,172 $4,661 $3,965 $3,519
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 7 for details of expense-related arrangements with Price Associates.
(3)
The fund charged redemption fees through March 31, 2019.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE International Discovery Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Z Class
(1)
.. Year ..
.. Ended .
2/22/21
(1)
Through
10/31/21 10/31/23 10/31/22
NET ASSET VALUE
Beginning of period $ 54.08 $ 99.53 $ 97.41
Investment activities
Net investment income
(2)(3)
1.25 1.08 1.04
Net realized and unrealized gain/loss 2.32 (32.43) 1.08
Total from investment activities 3.57 (31.35) 2.12
Distributions
Net realized gain (1.81) (14.10) —
NET ASSET VALUE
End of period $ 55.84 $ 54.08 $ 99.53
Ratios/Supplemental Data
Total return
(3)(4)
6.43% (36.23)% 2.18%
Ratios to average net assets:
(3)
Gross expenses before waivers/payments by Price
Associates 1.07% 1.07% 1.05%
(5)
Net expenses after waivers/payments by Price Associates 0.00% 0.00% 0.00%
(5)
Net investment income 2.07% 1.58% 1.51%
(5)
Portfolio turnover rate 28.3% 24.6% 29.4%
Net assets, end of period (in millions) $118 $122 $197
0% 0% 0%
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
See Note 7 for details of expense-related arrangements with Price Associates.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized

T. ROWE PRICE International Discovery Fund
October 31, 2023

Portfolio of Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
ARGENTINA 2.0%
Common Stocks 2.0%
Arcos Dorados Holdings, Class A (USD)  1,290,800 11,643
MercadoLibre (USD)  (1) 79,453 98,580
Total Argentina (Cost
$19,927
)
110,223
AUSTRALIA 1.6%
Common Stocks 1.6%
ALS  1,561,225 10,685
Cochlear  125,208 19,191
IDP Education  1,482,209 20,479
oOh!media  16,781,692 13,923
Pilbara Minerals  5,871,124 13,791
Reliance Worldwide  5,045,181 11,246
Total Australia (Cost
$85,743
)
89,315
AUSTRIA 1.9%
Common Stocks 1.9%
BAWAG Group  1,988,258 88,558
Schoeller-Bleckmann Oilfield Equipment  394,888 19,955
Total Austria (Cost
$116,716
)
108,513
BRAZIL 2.2%
Common Stocks 1.4%
CI&T, Class A (USD)  (1)(2) 1,659,796 7,635
Intelbras Industria de Telecomunicacao Eletronica Brasileira  4,231,444 16,198
Klabin  8,492,768 36,048
Lojas Renner  7,723,059 18,872
78,753
Preferred Stocks 0.8%
Marcopolo  (3) 42,522,900 43,858
43,858
Total Brazil (Cost
$127,672
)
122,611
CANADA 8.1%
Common Stocks 8.1%
Altus Group  795,591 27,022

T. ROWE PRICE International Discovery Fund

Shares $ Value
(Cost and value in $000s)
Aritzia (1) 1,363,592 21,210
ATS  (1) 619,941 20,877
Definity Financial  1,075,406 29,732
dentalcorp Holdings  (1)(2) 2,431,501 9,643
Descartes Systems Group  (1) 629,118 45,471
ERO Copper  (1) 1,418,367 19,249
Exchange Income  (2) 639,933 19,681
Filo  (1) 1,173,100 15,277
Jamieson Wellness  786,300 12,911
Maple Leaf Foods  (2) 834,000 16,605
NuVista Energy  (1) 2,813,973 27,292
Orla Mining  (1)(2) 4,002,205 12,266
Richelieu Hardware  (2) 765,518 22,898
Shopify, Class A  (1) 1,019,746 48,158
SNC-Lavalin Group  1,053,732 29,270
Spin Master  1,362,523 32,571
StorageVault Canada  (2) 8,284,716 25,689
Wesdome Gold Mines  (1) 4,003,600 21,422
Total Canada (Cost
$442,563
)
457,244
CHINA 11.6%
Common Stocks 6.3%
BOE Varitronix (HKD)  11,767,000 10,008
Bosideng International Holdings (HKD)  30,234,000 11,937
China Overseas Property Holdings (HKD)  20,630,000 17,917
China Resources Gas Group (HKD)  9,366,900 27,690
China Resources Mixc Lifestyle Services (HKD)  12,036,000 46,957
H World Group (HKD)  (1) 9,967,000 37,465
Haier Smart Home, Class H (HKD)  8,547,800 24,381
Hesai Group, ADR (USD)  (1)(2) 224,956 2,173
Kanzhun, ADR (USD)  (1)(2) 4,793,629 70,946
Li Ning (HKD)  413,500 1,267
Shandong Weigao Group Medical Polymer, Class H (HKD)  25,777,600 23,927
Tsingtao Brewery, Class H (HKD)  4,130,000 31,320
Yangzijiang Shipbuilding Holdings (SGD)  43,994,300 46,633
352,621
Common Stocks - China A Shares 5.3%
Beijing Career International, A Shares (CNH)  2,340,800 9,636
Bethel Automotive Safety Systems, A Shares (CNH)  1,105,744 11,442
China Oilfield Services, A Shares (CNH)  13,982,320 29,842
Fuyao Glass Industry Group, A Shares (CNH)  5,592,838 28,456
Hongfa Technology, A Shares (CNH)  5,489,132 21,780
Jason Furniture Hangzhou, A Shares (CNH)  5,990,370 30,322
Moon Environment Technology, A Shares (CNH)  7,087,200 12,399

T. ROWE PRICE International Discovery Fund

Shares $ Value
(Cost and value in $000s)
Qingdao Hiron Commercial Cold Chain, A Shares (CNH)  4,563,240 10,230
Shandong Pharmaceutical Glass, A Shares (CNH)  5,356,414 20,235
Shenzhen Megmeet Electrical, A Shares (CNH)  7,139,686 25,288
SUPCON Technology, A Shares (CNH)  1,403,608 8,375
Warom Technology, A Shares  (4) 6,638,015 15,426
Yantai Jereh Oilfield Services Group, A Shares (CNH)  7,085,344 27,702
YTO Express Group, A Shares (CNH)  6,108,934 11,344
Yunnan Aluminium, A Shares (CNH)  9,114,000 17,324
Zhejiang Dingli Machinery, A Shares (CNH)  2,529,900 18,839
298,640
Total China (Cost
$784,507
)
651,261
DENMARK 0.9%
Common Stocks 0.9%
Royal Unibrew  254,376 18,401
Zealand Pharma  (1) 760,614 31,595
Total Denmark (Cost
$39,184
)
49,996
EGYPT 0.1%
Common Stocks 0.1%
Integrated Diagnostics Holdings (USD)  (1) 18,119,400 6,938
Total Egypt (Cost
$15,955
)
6,938
FINLAND 0.4%
Common Stocks 0.4%
Mandatum  (1) 941,277 3,637
Valmet  876,795 19,677
Total Finland (Cost
$27,281
)
23,314
FRANCE 4.8%
Common Stocks 4.8%
Edenred  444,321 23,652
Eramet  184,752 12,794
Esker  (2) 128,247 16,279
Eurofins Scientific  680,075 34,504
Gaztransport Et Technigaz  286,343 36,626
Nexity  (2) 1,089,595 15,224
Remy Cointreau  144,719 16,443
SPIE  2,703,071 71,084

T. ROWE PRICE International Discovery Fund

Shares $ Value
(Cost and value in $000s)
Tikehau Capital  (2) 1,097,168 22,639
Virbac  79,543 22,839
Total France (Cost
$250,481
)
272,084
GERMANY 5.3%
Common Stocks 5.3%
Adesso  (2) 136,033 12,860
Auto1 Group  (1)(2) 707,403 4,164
CANCOM  (2) 819,441 20,458
Evotec  (1) 689,971 11,930
flatexDEGIRO  (1)(2) 4,585,098 46,507
Hypoport  (1)(2) 105,904 12,964
Knaus Tabbert  377,860 17,299
Nagarro  (1)(2) 199,344 14,075
Redcare Pharmacy  (1)(2) 561,803 62,908
Schott Pharma  (1) 875,947 25,395
Scout24  310,664 19,112
Siltronic  415,763 35,724
Zalando  (1) 651,811 15,246
Total Germany (Cost
$364,807
)
298,642
HONG KONG 0.7%
Common Stocks 0.7%
ASMPT  2,599,200 22,014
Impro Precision Industries  54,349,000 14,649
Total Hong Kong (Cost
$48,277
)
36,663
INDIA 4.5%
Common Stocks 4.5%
Astral  1,559,534 34,710
Blue Star  2,357,744 25,265
CreditAccess Grameen  (1) 1,681,342 31,829
Dixon Technologies India  293,633 18,023
FSN E-Commerce Ventures  (1) 4,826,559 8,082
Info Edge India  335,725 16,539
Page Industries  47,466 21,503
Polycab India  551,608 32,563
TeamLease Services  (1) 518,584 14,518
Torrent Pharmaceuticals  686,709 15,928
Zomato  (1) 25,531,818 32,186
Total India (Cost
$159,553
)
251,146

T. ROWE PRICE International Discovery Fund

Shares $ Value
(Cost and value in $000s)
IRELAND 0.6%
Common Stocks 0.6%
Cairn Homes (GBP)  28,077,745 32,995
Total Ireland (Cost
$35,235
)
32,995
ITALY 4.6%
Common Stocks 4.6%
Amplifon  3,023,838 85,464
Ariston Holding  3,057,231 17,135
BFF Bank  3,008,663 28,925
Carel Industries  1,468,240 30,608
Ermenegildo Zegna (USD)  3,064,085 34,073
FinecoBank Banca Fineco  2,450,963 28,913
GVS  (1) 2,932,047 13,143
Technoprobe  (1) 2,648,296 19,300
Total Italy (Cost
$190,885
)
257,561
JAPAN 20.4%
Common Stocks 20.4%
Aida Engineering  2,074,200 12,260
Aiful  23,883,200 60,149
Daiei Kankyo  2,415,200 33,343
Daiwabo Holdings  1,332,200 25,321
Dexerials  352,600 8,043
DIC  1,092,900 17,233
Disco  103,100 18,207
eGuarantee  718,400 8,298
Eiken Chemical  1,886,200 18,605
Electric Power Development  2,378,000 36,456
Fukui Computer Holdings  353,000 6,060
Fukuoka Financial Group  643,800 17,018
Fuso Chemical  464,600 12,624
Hanwa  1,900,600 57,290
Hikari Tsushin  247,400 35,693
Horiba  619,500 31,323
Idec  1,445,700 25,941
IHI  515,000 9,884
Konica Minolta  (1) 1,991,400 5,578
METAWATER  1,574,700 19,852
Modec  (1) 1,795,000 19,743

T. ROWE PRICE International Discovery Fund

Shares $ Value
(Cost and value in $000s)
Musashi Seimitsu Industry  1,076,600 10,362
Nakanishi  1,103,900 24,245
Nextage  (2) 3,101,000 42,845
Nifco  443,400 10,399
Nippon Ceramic  641,000 11,152
Nippon Seiki  2,719,600 19,363
Nippon Soda  (3) 1,498,500 53,725
Nipro  4,744,600 36,128
Niterra  1,608,700 36,007
Obara Group  (2)(3) 1,312,300 31,492
Persol Holdings  14,392,000 21,580
Sakata INX  (3) 3,859,900 32,265
Sankyu  428,300 12,896
Sanwa Holdings  1,221,600 16,482
Seibu Giken  (1) 431,400 7,132
Socionext  67,600 6,594
Stanley Electric  1,029,900 16,473
Sumitomo Seika Chemicals  615,900 18,942
Taiheiyo Cement  2,366,900 40,563
Takeuchi Manufacturing  1,013,500 28,916
Takuma  1,425,100 13,826
Tokai Carbon  2,411,100 18,503
Tokyo Century  741,200 28,558
Tokyo Seimitsu  394,100 18,422
Tokyo Tatemono  3,110,800 41,306
Toyo Tire  2,691,700 39,980
Yellow Hat  2,316,600 28,028
Total Japan (Cost
$1,173,316
)
1,145,105
MEXICO 0.8%
Common Stocks 0.8%
Corp. Inmobiliaria Vesta  (2) 7,616,208 23,885
Corp. Inmobiliaria Vesta, ADR (USD)  (2) 180,345 5,670
Grupo Aeroportuario del Sureste, ADR (USD)  (2) 74,013 16,002
Total Mexico (Cost
$32,045
)
45,557
NETHERLANDS 1.5%
Common Stocks 1.5%
Aalberts  575,123 17,957
IMCD  340,145 40,952
Van Lanschot Kempen, CVA  892,702 23,990
Total Netherlands (Cost
$41,224
)
82,899

T. ROWE PRICE International Discovery Fund

Shares $ Value
(Cost and value in $000s)
NEW ZEALAND 0.3%
Common Stocks 0.3%
Fisher & Paykel Healthcare  1,258,727 15,268
Total New Zealand (Cost
$1,233
)
15,268
NORWAY 1.4%
Common Stocks 1.4%
Subsea 7  2,305,825 30,289
TGS  3,602,880 49,272
Total Norway (Cost
$79,863
)
79,561
SPAIN 3.2%
Common Stocks 3.2%
Aedas Homes  1,214,233 19,380
Amadeus IT Group  1,074,913 61,348
CIE Automotive  825,786 21,055
Fluidra  1,923,686 33,916
Laboratorios Farmaceuticos Rovi  830,932 44,438
Total Spain (Cost
$165,242
)
180,137
SWEDEN 1.7%
Common Stocks 1.7%
Beijer Ref  (2) 1,769,351 16,820
Nordnet  1,783,775 25,256
Norva24 Group  (1) 7,293,969 12,308
Olink Holding, ADR (USD)  (1) 942,931 23,498
Trelleborg, Class B  651,562 16,477
Total Sweden (Cost
$98,412
)
94,359
SWITZERLAND 1.5%
Common Stocks 1.5%
DKSH Holding  554,291 33,943
Montana Aerospace  (1) 2,121,318 25,524
Sensirion Holding  (1)(2) 155,834 11,669
SKAN Group  131,039 9,889
Tecan Group  18,062 5,198
Total Switzerland (Cost
$117,107
)
86,223

T. ROWE PRICE International Discovery Fund

Shares $ Value
(Cost and value in $000s)
TAIWAN 0.3%
Common Stocks 0.3%
King Yuan Electronics  6,503,000 15,407
Total Taiwan (Cost
$13,012
)
15,407
UNITED KINGDOM 14.8%
Common Stocks 14.8%
Adriatic Metals, CDI (AUD)  (1) 12,061,001 26,003
Ascential  (1)(3) 35,043,002 111,644
Auction Technology Group  (1) 2,079,417 14,181
Baltic Classifieds Group  12,035,281 28,915
Big Yellow Group  2,958,203 34,404
Bridgepoint Group  8,402,603 18,588
Croda International  832,471 44,368
Diploma  328,614 11,393
Dowlais Group  9,864,738 12,010
Dr. Martens  10,114,887 14,341
FD Technologies  (1) 1,267,631 13,262
Funding Circle Holdings  (1) 13,433,796 5,563
Genuit Group  5,451,367 17,588
Genus  1,002,492 26,078
Helios Towers  (1) 18,927,377 13,961
Hiscox  1,898,419 21,677
Intermediate Capital Group  3,407,190 54,246
IQE  (1)(2)(3) 72,650,538 12,059
Keywords Studios  2,268,123 36,015
Oxford Nanopore Technologies  (1) 5,461,797 13,519
Persimmon  1,248,958 15,467
Renishaw  482,782 18,139
Rightmove  3,903,084 22,508
Rotork  13,151,676 47,029
Spirax-Sarco Engineering  335,635 33,501
Syncona  (1) 8,965,969 13,982
Trainline  (1) 4,634,265 14,649
Victrex  2,065,780 34,610
Watches of Switzerland Group  (1) 3,924,015 23,958
Weir Group  1,335,573 27,741
YouGov  5,112,378 52,846
Total United Kingdom (Cost
$969,427
)
834,245

T. ROWE PRICE International Discovery Fund

Shares $ Value
(Cost and value in $000s)
UNITED STATES 0.7%
Common Stocks 0.7%
Kosmos Energy  (1) 5,811,567 42,076
Total United States (Cost
$36,355
)
42,076
VIETNAM 1.5%
Common Stocks 1.5%
Asia Commercial Bank  23,854,405 22,123
FPT  10,294,086 36,018
Hoa Phat Group  (1) 29,411,600 27,599
Total Vietnam (Cost
$86,019
)
85,740
SHORT-TERM INVESTMENTS 1.1%
Money Market Funds 1.1%
T. Rowe Price Government Reserve Fund, 5.42%  (3)(5) 63,927,451 63,927
Total Short-Term Investments (Cost $63,927) 63,927
SECURITIES LENDING COLLATERAL 1.2%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 1.2%
Money Market Funds 1.2%
T. Rowe Price Government Reserve Fund, 5.42%  (3)(5) 66,624,720 66,625
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 66,625
Total Securities Lending Collateral (Cost $66,625) 66,625
Total Investments in Securities
99.7% of Net Assets
(Cost $5,652,593) $ 5,605,635
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1) Non-income producing
(2) See Note 4. All or a portion of this security is on loan at October 31, 2023.
(3) Affiliated Companies

T. ROWE PRICE International Discovery Fund

.
.
.
.
.
.
.
.
.
.
(4) See Note 4. China A shares held through the QFII are subject to certain restrictions.
(5) Seven-day yield
ADR American Depositary Receipts
AUD Australian Dollar
CDI CHESS or CREST Depositary Interest
CNH Offshore China Renminbi
CVA Dutch Certificate (Certificaten Van Aandelen)
GBP British Pound
HKD Hong Kong Dollar
SGD Singapore Dollar
USD U.S. Dollar

T. ROWE PRICE International Discovery Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the year ended October 31, 2023. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
Ascential  $ (5,213) $ 30,146 $ —
CI&T, Class A  (435) (3,277) —
IQE  (3,663) (17,017) —
Marcopolo  330 21,058 2,882
Nippon Soda  127 9,055 2,464
Obara Group  (550) 1,923 1,187
Sakata INX  (1,874) 6,788 736
T. Rowe Price Government Reserve Fund, 5.42% — — 4,990++
Affiliates not held at period end (79,699) 79,431 —
Totals $ (90,977)# $ 128,107 $ 12,259+
Supplementary Investment Schedule
Affiliate
Value
10/31/22
Purchase
Cost
Sales
Cost
Value
10/31/23
Arco Platform, Class A  $ 18,902 $ — $ 41,692 $ —
Ascential  59,241 32,303 10,046 111,644
CI&T, Class A  8,342 3,294 724 *
IQE  30,600 2,976 4,500 12,059
Marcopolo  24,952 — 2,152 43,858
Media Do  11,002 — 43,257 —
Molten Ventures  29,226 — 53,612 —
Nippon Soda  45,056 1,073 1,459 53,725
Obara Group  31,396 926 2,753 31,492
Sakata INX  29,275 — 3,798 32,265
T. Rowe Price Government
Reserve Fund, 5.42% 190,991   ¤   ¤ 130,552
Total $ 415,595^

T. ROWE PRICE International Discovery Fund

The accompanying notes are an integral part of these financial statements.
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4.
+ Investment income comprised $12,259 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $444,556.
* On the date indicated, issuer was held but not considered an affiliated company.

T. ROWE PRICE International Discovery Fund
October 31, 2023
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $5,652,593) $ 5,605,635
Receivable for shares sold 92,541
Foreign currency (cost $16,818) 16,783
Dividends receivable 11,765
Receivable for investment securities sold 4,674
Other assets 7,023
Total assets 5,738,421
Liabilities
Obligation to return securities lending collateral 66,625
Payable for investment securities purchased 25,790
Investment management fees payable 5,013
Payable for shares redeemed 4,035
Due to affiliates 67
Payable to directors 2
Other liabilities 15,533
Total liabilities 117,065
NET ASSETS $ 5,621,356

T. ROWE PRICE International Discovery Fund
October 31, 2023
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ (35,866)
Paid-in capital applicable to 102,436,612 shares of $0.01 par value capital stock outstanding; 18,000,000,000 shares of the
Corporation authorized 5,657,222
NET ASSETS $ 5,621,356
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $2,408,015; Shares outstanding: 43,999,941) $ 54.73
I Class
(Net assets: $3,094,803; Shares outstanding: 56,313,855) $ 54.96
Z Class
(Net assets: $118,538; Shares outstanding: 2,122,816) $ 55.84

T. ROWE PRICE International Discovery Fund
Statement of Operations

($000s)
Year
Ended
10/31/23
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $12,879) $ 131,825
Securities lending 2,156
Other 3
Total income 133,984
Expenses
Investment management 66,245
Shareholder servicing
Investor Class $ 4,355
I Class 325 4,680
Prospectus and shareholder reports
Investor Class 465
I Class 326 791
Custody and accounting 949
Proxy and annual meeting 400
Legal and audit 188
Directors 22
Miscellaneous 316
Waived / paid by Price Associates (1,419)
Total expenses 72,172
Net investment income 61,812

T. ROWE PRICE International Discovery Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
10/31/23
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities (net of foreign taxes of $4,368) 65,957
Forward currency exchange contracts 189
Foreign currency transactions (1,225)
Net realized gain 64,921
Change in net unrealized gain / loss
Securities (net of increase in deferred foreign taxes of $6,691) 237,911
Other assets and liabilities denominated in foreign currencies 2,685
Change in net unrealized gain / loss 240,596
Net realized and unrealized gain / loss 305,517
INCREASE IN NET ASSETS FROM OPERATIONS
$ 367,329

T. ROWE PRICE International Discovery Fund
Statement of Changes in Net Assets

($000s)
Year . . . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . . . .
10/31/23 10/31/22
Increase (Decrease) in Net Assets
Operations
Net investment income $ 61,812 $ 34,622
Net realized gain 64,921 293,406
Change in net unrealized gain / loss 240,596 (4,160,832)
Increase (decrease) in net assets from operations 367,329 (3,832,804)
Distributions to shareholders
Net earnings
Investor Class (86,849) (776,273)
I Class (104,031) (615,703)
Z Class (4,042) (27,787)
Decrease in net assets from distributions (194,922) (1,419,763)
Capital share transactions
*
Shares sold
Investor Class 242,609 492,200
I Class 588,081 1,614,157
Z Class 1,868 9,756
Distributions reinvested
Investor Class 84,420 742,081
I Class 95,330 554,860
Z Class 4,042 27,787
Shares redeemed
Investor Class (640,871) (1,860,167)
I Class (853,276) (1,208,988)
Z Class (14,250) (14,666)
Increase (decrease) in net assets from capital share
transactions (492,047) 357,020

T. ROWE PRICE International Discovery Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . . . .
10/31/23 10/31/22
Net Assets
Decrease during period (319,640) (4,895,547)
Beginning of period 5,940,996 10,836,543
End of period $ 5,621,356 $ 5,940,996
*Share information (000s)
Shares sold
Investor Class 4,076 6,847
I Class 10,013 23,524
Z Class 31 156
Distributions reinvested
Investor Class 1,451 9,109
I Class 1,634 6,802
Z Class 69 342
Shares redeemed
Investor Class (10,834) (27,194)
I Class (14,279) (18,456)
Z Class (237) (216)
Increase (decrease) in shares outstanding (8,076) 914

T. ROWE PRICE International Discovery Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price International Funds, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The International Discovery Fund
(the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks long-term growth of capital through investments primarily in the common stocks of rapidly growing, small- to medium-sized companies outside the U.S. The fund has three classes of shares: the International Discovery
Fund (Investor Class), the International Discovery Fund–I Class (I Class), and the
International Discovery Fund–Z Class (Z Class). I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts.
Prior to November 15, 2021, the initial investment minimum was $1 million and was generally waived for financial intermediaries, eligible retirement plans, and other certain accounts. As a result of the reduction in the I Class minimum, certain assets transferred from the Investor Class to the I Class. This transfer of shares from Investor Class to
I Class is reflected in the Statement of Changes in Net Assets within the Capital shares transactions as Shares redeemed and Shares sold, respectively. The Z Class is only available to funds advised by T. Rowe Price Associates, Inc. and its affiliates and other clients that are subject to a contractual fee for investment management services. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting
Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the
United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified

T. ROWE PRICE International Discovery Fund

cost basis. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against
U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by
T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In June 2022, the FASB issued Accounting Standards
Update (ASU), ASU 2022-03, Fair Value Measurement (Topic 820) – Fair Value
Measurement of Equity Securities Subject to Contractual Sale Restrictions, which clarifies that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The amendments under this ASU are effective for fiscal

T. ROWE PRICE International Discovery Fund

years beginning after December 15, 2023; however, the fund opted to early adopt, as permitted, effective December 1, 2022. Adoption of the guidance did not have a material impact on the fund's financial  statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated
T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee).
Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies;
and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those

T. ROWE PRICE International Discovery Fund

for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund’s portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices.
The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.

T. ROWE PRICE International Discovery Fund

Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on October 31, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 312,296 $ 5,118,929 $ — $ 5,431,225
Preferred Stocks — 43,858 — 43,858
Short-Term Investments 63,927 — — 63,927
Securities Lending Collateral 66,625 — — 66,625
Total $ 442,848 $ 5,162,787 $ — $ 5,605,635

T. ROWE PRICE International Discovery Fund

NOTE 3 - DERIVATIVE INSTRUMENTS
During the year ended October 31, 2023, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust credit exposure.
The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. As of October 31, 2023, the fund held no derivative instruments.
The amount of gains and losses on derivative instruments recognized in fund earnings during the year ended October 31, 2023, and the related location on the accompanying
Statement of Operations is summarized in the following table by primary underlying risk exposure:
($000s)
Location of Gain (Loss) on Statement of Operations
Forward
Currency
Exchange
Contracts
Realized Gain (Loss)
Foreign exchange derivatives $ 189
Total $ 189

T. ROWE PRICE International Discovery Fund

Forward Currency Exchange Contracts  The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. It may use forward currency exchange contracts (forwards) primarily to protect its non-U.S. dollar-
denominated securities from adverse currency movements or to increase exposure to a particular foreign currency, to shift the fund’s foreign currency exposure from one country to another, or to enhance the fund’s return. A forward involves an obligation to purchase or sell a fixed amount of a specific currency on a future date at a price set at the time of the contract. Although certain forwards may be settled by exchanging only the net gain or loss on the contract, most forwards are settled with the exchange of the underlying currencies in accordance with the specified terms. Forwards are valued at the unrealized gain or loss on the contract, which reflects the net amount the fund either is entitled to receive or obligated to deliver, as measured by the difference between the forward exchange rates at the date of entry into the contract and the forward rates at the reporting date. Appreciated forwards are reflected as assets and depreciated forwards are reflected as liabilities on the accompanying Statement of Assets and Liabilities.
When a contract is closed, a realized gain or loss is recorded on the accompanying
Statement of Operations. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the agreements; that anticipated currency movements will not occur, thereby reducing the fund’s total return; and the potential for losses in excess of the fund’s initial investment. During the year ended October 31, 2023, the volume of the fund’s activity in forwards, based on underlying notional amounts, was generally less than 1% of net assets.
NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.
Emerging and Frontier Markets  The fund invests, either directly or through investments in other T. Rowe Price funds, in securities of companies located in, issued by governments of, or denominated in or linked to the currencies of emerging and frontier market countries. Emerging markets, and to a greater extent frontier markets, tend to have economic structures that are less diverse and mature, less developed legal and regulatory regimes, and political systems that are less stable, than those of developed countries. These markets may be subject to greater political, economic, and social uncertainty and differing accounting standards and regulatory environments that may potentially impact the fund’s ability to buy or sell certain

T. ROWE PRICE International Discovery Fund

securities or repatriate proceeds to U.S. dollars. Emerging markets securities exchanges are more likely to experience delays with the clearing and settling of trades, as well as the custody of holdings by local banks, agents, and depositories. Such securities are often subject to greater price volatility, less liquidity, and higher rates of inflation than U.S.
securities. Investing in frontier markets is typically significantly riskier than investing in other countries, including emerging markets.
China A Shares  The fund invests in certain Chinese equity securities (A shares) that have limited availability to investors outside of China. The fund gains access to the A share market through the Shanghai-Hong Kong Stock Connect program (Shanghai
Stock Connect), through the Shenzhen-Hong Kong Stock Connect program (Shenzhen
Stock Connect), or through a wholly owned subsidiary of Price Associates, which serves as the registered Qualified Foreign Institutional Investor (QFII) for all participating
T. Rowe Price-sponsored products (each a participating account). Related to A shares held through the QFII, investment decisions are specific to each participating account, and each account bears the economic consequences of its holdings and transactions in
A shares. Further, the fund’s ability to repatriate cash associated with its A shares held through the QFII is subject to certain restrictions and administrative processes involving the Chinese government; consequently, the fund may experience substantial delays in gaining access to its assets or incur a loss of value in the event of noncompliance with governmental requirements. A shares acquired through the QFII are valued using the onshore renminbi exchange rate (CNY), and those acquired through the Shanghai
Stock Connect and the Shenzhen Stock Connect are valued using the offshore renminbi exchange rate (CNH). CNY and CNH exchange rates may differ; accordingly, A shares of the same issue purchased through different channels may not have the same U.S.
dollar value. Generally, the fund is not subject to capital gains tax in China related to its
A share investments through the QFII (pursuant to a temporary exemption from tax on gains derived from the sale or disposition of equity investments, including A shares, via a QFII).
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by

T. ROWE PRICE International Discovery Fund

the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform.
Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At October 31, 2023, the value of loaned securities was
$63,809,000; the value of cash collateral and related investments was $66,625,000.
Other  Purchases and sales of portfolio securities other than short-term securities aggregated $1,750,202,000 and $2,391,325,000, respectively, for the year ended
October 31, 2023.
NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the
Internal Revenue Code and distribute to shareholders all of its taxable income and gains.
Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return, but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/
tax differences to reflect tax character but are not adjusted for temporary differences.
The permanent book/tax adjustments, if any, have no impact on results of operations or net assets. The permanent book/tax adjustments relate primarily to deemed distributions on shareholder redemptions, the character of income on passive foreign investment companies, the character of foreign capital gains taxes and differences in treatment of corporate actions.

T. ROWE PRICE International Discovery Fund

The tax character of distributions paid for the periods presented was as follows:
At October 31, 2023, the tax-basis cost of investments (including derivatives, if any) and gross unrealized appreciation and depreciation were as follows:
At October 31, 2023, the tax-basis components of accumulated net earnings (loss) were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes;
these differences will reverse in a subsequent reporting period. The temporary differences relate primarily to the deferral of losses from wash sales, the realization of gains/losses on passive foreign investment companies and differences in treatment of corporate actions.
($000s)
October 31,
2023
October 31,
2022
Ordinary income (including short-term capital gains,
if any) $ — $ 299,782
Long-term capital gain 194,922 1,119,981
Total distributions $ 194,922 $ 1,419,763
($000s)
Cost of investments $ 5,759,257
Unrealized appreciation $ 1,242,695
Unrealized depreciation (1,411,641)
Net unrealized appreciation (depreciation) $ (168,946)
($000s)
Undistributed ordinary income $ 97,773
Undistributed long-term capital gain 35,307
Net unrealized appreciation (depreciation) (168,946)
Total distributable earnings (loss) $ (35,866)

T. ROWE PRICE International Discovery Fund

NOTE 6 - FOREIGN  TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries.
All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability.
Any deferred tax liability incurred by the fund is included in either Other liabilities or
Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 7 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Price Associates has
entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund. The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.75% of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260%
for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At October 31, 2023, the effective annual group fee rate was 0.29%.
The I Class is subject to an operating expense limitation (I Class Limit) pursuant to which Price Associates is contractually required to pay all operating expenses of the
I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the
I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline

T. ROWE PRICE International Discovery Fund

sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
The Z Class is also subject to a contractual expense limitation agreement whereby
Price Associates has agreed to waive and/or bear all of the Z Class’ expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety. This fee waiver and/or expense reimbursement arrangement is expected to remain in place indefinitely, and the agreement may only be amended or terminated with approval by the fund’s Board. Expenses of the fund waived/paid by the manager are not subject to later repayment by the fund.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price
Associates during the year ended October 31, 2023 as indicated in the table below.
At October 31, 2023, there were no amounts subject to repayment by the fund. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively,
Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement
Plan Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class. For the year ended October 31,
2023, expenses incurred pursuant to these service agreements were $112,000 for Price
Associates; $1,447,000 for T. Rowe Price Services, Inc.; and $138,000 for T. Rowe Price
Retirement Plan Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
I Class Z Class
Expense limitation/I Class Limit 0.05% 0.00%
Expense limitation date 02/28/26 N/A
(Waived)/repaid during the period ($000s) $— $(1,419)

T. ROWE PRICE International Discovery Fund

T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund (except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
Mutual funds, trusts, and other accounts managed by Price Associates or its affiliates
(collectively, Price Funds and accounts) may invest in the fund. No Price fund or account may invest for the purpose of exercising management or control over the fund.
At October 31, 2023, 100% of the Z Class's outstanding shares were held by Price Funds and accounts.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the
T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund,
organized as money market funds (together, the Price Reserve Funds). The Price Reserve
Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay
no investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended October 31,
2023, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
NOTE 8 - OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war and conflict, terrorism, geopolitical events, and public health epidemics and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.

T. ROWE PRICE International Discovery Fund

The global outbreak of COVID-19 and the related governmental and public responses have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market either in specific countries or worldwide.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict, leading to economic sanctions imposed on Russia that target certain of its citizens and issuers and sectors of the Russian economy, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the banking industry experienced heightened volatility, which sparked concerns of potential broader adverse market conditions. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
NOTE 9 - SUBSEQUENT EVENT
Effective November 1, 2023, the fund’s Investor Class (class) is subject to a contractual expense limitation through February 28, 2026. During the limitation period, Price
Associates is required to waive or pay any class operating expenses excluding interest;
expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses that would otherwise cause the class’s ratio of annualized total expenses to average daily net assets (net expense ratio) to exceed its expense limitation of 1.39%. Any class expenses waived or paid by Price
Associates pursuant to a contractual expense limitation are subject to reimbursement to Price Associates by the class whenever the class expenses are below the contractual expense limitation. However, no reimbursement by the class to Price Associates will be made more than three years after the waiver or payment of class expenses by Price
Associates or if such reimbursement would result in the class expenses exceeding the contractual expense limitation in place at the time such amounts were waived or paid by
Price Associates.

T. ROWE PRICE International Discovery Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors of T. Rowe Price International Funds, Inc. and
Shareholders of T. Rowe Price International Discovery Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price International Discovery Fund (one of the
funds constituting T. Rowe Price International Funds, Inc., referred to hereafter as the
"Fund") as of October 31, 2023, the related statement of operations for the year ended
October 31, 2023, the statement of changes in net assets for each of the two years in the period ended October 31, 2023, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2023 and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the
United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE International Discovery Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Our procedures included confirmation of securities owned as of October 31, 2023 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
December 19, 2023
We have served as the auditor of one or more investment companies in the T. Rowe
Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE International Discovery Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 10/31/23
We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
The fund’s distributions to shareholders included $208,591,000 from long-term capital gains, subject to a long-term capital gains tax rate of not greater than 20%.
For taxable non-corporate shareholders, $101,717,000 of the fund's income represents qualified dividend income subject to a long-term capital gains tax rate of not greater than
20%.
The fund will pass through foreign source income of $86,334,000 and foreign taxes paid of $15,637,000.

T. ROWE PRICE International Discovery Fund

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND
RECORDS
A description of the policies and procedures used by T. Rowe Price funds to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of
Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.
The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following Web page:
https://www.troweprice.com/corporate/us/en/utility/policies.html
Scroll down to the section near the bottom of the page that says, “Proxy Voting
Guidelines.” Click on the links in the shaded box.
Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says,
“Proxy Voting Records.” Click on the Proxy Voting Records link in the shaded box.
RESULTS OF PROXY VOTING
A Special Meeting of Shareholders was held on July 24, 2023 for shareholders of record on April 7, 2023, to elect the following director-nominees to serve on the Board of all
Price Funds. The newly elected Directors took office effective July 24, 2023.
The results of the voting were as follows:
Teresa Bryce Bazemore, Bruce W. Duncan, Robert J. Gerrard, Jr., Paul F. McBride and
David Oestreicher continue to serve as Directors on the Board of all Price Funds.
HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS
The fund files a complete schedule of portfolio holdings with the Securities and
Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s reports on Form N-PORT are available electronically on the SEC’s website (sec.gov). In addition, most T. Rowe Price funds disclose their first and third fiscal quarter-end holdings on troweprice.com .
Votes For Votes Withheld
Melody Bianchetto 5,316,532,865 42,338,636
Mark J. Parrell 5,314,462,793 44,388,756
Kellye L. Walker 5,314,203,135 44,903,088
Eric L. Veiel 5,309,419,858 49,685,657

T. ROWE PRICE International Discovery Fund

TAILORED SHAREHOLDER REPORTS FOR MUTUAL FUNDS AND EXCHANGE
TRADED FUNDS
In October 2022, the Securities and Exchange Commission (SEC) adopted rule and form amendments requiring Mutual Funds and Exchange-Traded Funds to transmit concise and visually engaging streamlined annual and semiannual reports that highlight key information to shareholders. Other information, including financial statements, will no longer appear in the funds’ shareholder reports but will be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024.

T. ROWE PRICE International Discovery Fund

LIQUIDITY RISK MANAGEMENT PROGRAM
In accordance with Rule 22e-4 (Liquidity Rule) under the Investment Company Act of 1940, as amended, the fund has established a liquidity risk management program
(Liquidity Program) reasonably designed to assess and manage the fund’s liquidity risk, which generally represents the risk that the fund would not be able to meet redemption requests without significant dilution of remaining investors’ interests in the fund. The fund’s Board of Directors (Board) has appointed the fund’s investment adviser, T. Rowe
Price Associates, Inc. (Adviser), as the administrator of the Liquidity Program. As administrator, the Adviser is responsible for overseeing the day-to-day operations of the
Liquidity Program and, among other things, is responsible for assessing, managing, and reviewing with the Board at least annually the liquidity risk of each T. Rowe Price fund. The Adviser has delegated oversight of the Liquidity Program to a Liquidity Risk
Committee (LRC), which is a cross-functional committee composed of personnel from multiple departments within the Adviser.
The Liquidity Program’s principal objectives include supporting the T. Rowe Price funds’
compliance with limits on investments in illiquid assets and mitigating the risk that the fund will be unable to timely meet its redemption obligations. The Liquidity Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the fund’s liquidity and the periodic classification and reclassification of a fund’s investments into categories that reflect the LRC’s assessment of their relative liquidity under current market conditions.
Under the Liquidity Program, every investment held by the fund is classified at least monthly into one of four liquidity categories based on estimations of the investment’s ability to be sold during designated time frames in current market conditions without significantly changing the investment’s market value.
As required by the Liquidity Rule, at a meeting held on July 24, 2023, the Board was presented with an annual assessment that was prepared by the LRC on behalf of the
Adviser and addressed the operation of the Liquidity Program and assessed its adequacy and effectiveness of implementation, including any material changes to the Liquidity
Program and the determination of each fund’s Highly Liquid Investment Minimum (HLIM).
The annual assessment included consideration of the following factors, as applicable:
the fund’s investment strategy and liquidity of portfolio investments during normal and reasonably foreseeable stressed conditions, including whether the investment strategy is appropriate for an open-end fund, the extent to which the strategy involves a relatively concentrated portfolio or large positions in particular issuers, and the use of borrowings for investment purposes and derivatives; short-term and long-term cash flow projections covering both normal and reasonably foreseeable stressed conditions; and holdings of cash and cash equivalents, as well as available borrowing arrangements.

T. ROWE PRICE International Discovery Fund

For the fund and other T. Rowe Price funds, the annual assessment incorporated a report related to a fund’s holdings, shareholder and portfolio concentration, any borrowings during the period, cash flow projections, and other relevant data for the period of April 1,
2022, through March 31, 2023. The report described the methodology for classifying a fund’s investments (including any derivative transactions) into one of four liquidity categories, as well as the percentage of a fund’s investments assigned to each category.
It also explained the methodology for establishing a fund’s HLIM and noted that the LRC reviews the HLIM assigned to each fund no less frequently than annually.
During the period covered by the annual assessment, the LRC has concluded, and reported to the Board, that the Liquidity Program continues to operate adequately and effectively and is reasonably designed to assess and manage the fund’s liquidity risk.
LIQUIDITY RISK MANAGEMENT PROGRAM (continued)

T. ROWE PRICE International Discovery Fund

ABOUT THE FUND'S DIRECTORS AND OFFICERS
Your fund is overseen by a Board of Directors (Board) that meets regularly to review a wide variety of matters affecting or potentially affecting the fund, including performance, investment programs, compliance matters, advisory fees and expenses, service providers, and business and regulatory affairs. The Board elects the fund’s officers, who are listed in the final table. The directors who are also employees or officers of T. Rowe Price are considered to be “interested” directors as defined in Section 2(a)(19) of the 1940 Act because of their relationships with T. Rowe Price Associates,
Inc. (T. Rowe Price), and its affiliates. The business address of each director and officer is 100 East
Pratt Street, Baltimore, Maryland 21202. The Statement of Additional Information includes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 1-800-638-5660.
INDEPENDENT DIRECTORS
(a)
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Teresa Bryce Bazemore
(1959)
2018
[209]
President and Chief Executive Officer, Federal Home Loan Bank of
San Francisco (2021 to present); Chief Executive Officer, Bazemore
Consulting LLC (2018 to 2021); Director, Chimera Investment
Corporation (2017 to 2021); Director, First Industrial Realty Trust (2020 to
present); Director, Federal Home Loan Bank of Pittsburgh (2017 to 2019)
Melody Bianchetto
(1966)
2023
[209]
Vice President for Finance, University of Virginia (2015 to 2023)
Bruce W. Duncan
(1951)
2013
[209]
President, Chief Executive Officer, and Director, CyrusOne, Inc. (2020 to
2021); Chair of the Board (2016 to 2020) and President (2009 to 2016),
First Industrial Realty Trust, owner and operator of industrial properties;
Member, Investment Company Institute Board of Governors (2017
to 2019); Member, Independent Directors Council Governing Board
(2017 to 2019); Senior Advisor, KKR (2018 to 2022); Director, Boston
Properties (2016 to present); Director, Marriott International, Inc. (2016 to 2020)
Robert J. Gerrard, Jr.
(1952)
2012
[209]
Chair of the Board, all funds (July 2018 to present)
Paul F. McBride
(1956)
2013
[209]
Advisory Board Member, Vizzia Technologies (2015 to present); Board
Member, Dunbar Armored (2012 to 2018)

T. ROWE PRICE International Discovery Fund

INTERESTED  DIRECTORS
(a)
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Mark J. Parrell
(1966)
2023
[209]
Board of Trustees Member and Chief Executive Officer (2019 to present),
President (2018 to present), Executive Vice President and Chief Financial
Officer (2007 to 2018), and Senior Vice President and Treasurer (2005
to 2007), EQR; Member, Nareit Dividends Through Diversity, Equity &
Inclusion CEO Council and Chair, Nareit 2021 Audit and Investment
Committee (2021); Advisory Board, Ross Business School at University
of Michigan (2015 to 2016); Member, National Multifamily Housing
Council and served as Chair of the Finance Committee (2015 to 2016);
Member, Economic Club of Chicago; Director, Brookdale Senior Living,
Inc. (2015 to 2017); Director, Aviv REIT, Inc. (2013 to 2015); Director,
Real Estate Roundtable and the 2022 Executive Board Nareit; Board of
Directors and Chair of the Finance Committee, Greater Chicago Food
Depository
Kellye L. Walker
(1966)
2021
[209]
Executive Vice President and Chief Legal Officer, Eastman Chemical
Company (April 2020 to present); Executive Vice President and Chief
Legal Officer, Huntington Ingalls Industries, Inc. (January 2015 to March
2020); Director, Lincoln Electric Company (October 2020 to present)
(a)
All information about the independent directors was current as of December 31, 2022, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this report.
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
David Oestreicher
(1967)
2018
[209]
Director, Vice President, and Secretary, T. Rowe Price, T. Rowe Price
Investment Services, Inc., T. Rowe Price Retirement Plan Services, Inc.,
and T. Rowe Price Services, Inc.; Director and Secretary, T. Rowe Price
Investment Management, Inc. (Price Investment Management); Vice
President and Secretary, T. Rowe Price International (Price International);
Vice President, T. Rowe Price Hong Kong (Price Hong Kong), T. Rowe
Price Japan (Price Japan), and T. Rowe Price Singapore (Price
Singapore); General Counsel, Vice President, and Secretary, T. Rowe
Price Group, Inc.; Chair of the Board, Chief Executive Officer, President,
and Secretary, T. Rowe Price Trust Company; Principal Executive Officer
and Executive Vice President, all funds
INDEPENDENT DIRECTORS
(a)
(CONTINUED)

T. ROWE PRICE International Discovery Fund

OFFICERS
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Eric L. Veiel, CFA
(1972)
2022
[209]
Director and Vice President, T. Rowe Price; Vice President, T. Rowe
Price Group, Inc., and T. Rowe Price Trust Company; Vice President,
Global Funds
(a)
All information about the interested directors was current as of December 31, 2022, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this report.
Name (Year of Birth)
Position Held With International Funds  Principal Occupation(s)
Mariel Abreu (1981)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Jason R. Adams (1979)
Executive Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Ulle Adamson, CFA (1979)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Roy H. Adkins (1970)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Syed H. Ali (1970)
Vice President
Vice President, Price Hong Kong, Price Singapore,
and T. Rowe Price Group, Inc.
Kennard W. Allen (1977)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Paulina Amieva (1981)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Ziad Bakri, M.D., CFA (1980)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Harishankar Balkrishna (1983)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Sheena L. Barbosa (1983)
Vice President
Vice President, Price Hong Kong and T. Rowe Price
Group, Inc.
Jason A. Bauer (1979)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Luis M. Baylac (1982)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
INTERESTED  DIRECTORS
(a)
(CONTINUED)

T. ROWE PRICE International Discovery Fund

Name (Year of Birth)
Position Held With International Funds  Principal Occupation(s)
R. Scott Berg, CFA (1972)
Executive Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Steven E. Boothe, CFA (1977)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Peter I. Botoucharov (1965)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Tala Boulos (1984)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Christopher P. Brown, CFA (1977)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Armando (Dino) Capasso (1974)
Chief Compliance Officer and Vice President
Chief Compliance Officer and Vice President,
T. Rowe Price and Price Investment Management;
Vice President, T. Rowe Price Group, Inc.; formerly,
Chief Compliance Officer, PGIM Investments
LLC and AST Investment Services, Inc. (ASTIS)
(to 2022); Chief Compliance Officer, PGIM Retail
Funds complex and Prudential Insurance Funds (to
2022); Vice President and Deputy Chief Compliance
Officer, PGIM Investments LLC and ASTIS (to 2019)
Shiu Tak (Sheldon) Chan (1981)
Vice President
Vice President, Price International and T. Rowe Price
Group, Inc.
Andrew Chang (1983)
Vice President
Vice President, Price Singapore and T. Rowe Price
Group, Inc.
Carolyn Hoi Che Chu (1974)
Vice President
Vice President, Price Hong Kong and T. Rowe Price
Group, Inc.
Vincent Chung (1988)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International; formerly, Investment Analyst/Trader,
Observatory Capital Management LLP (to 2019)
Archibald Ciganer, CFA (1976)
Executive Vice President
Director and Vice President, Price Japan; Vice
President, T. Rowe Price Group, Inc.
Richard N. Clattenburg, CFA (1979)
Executive Vice President
Vice President, Price Singapore, T. Rowe Price,
T. Rowe Price Group, Inc., Price International, and
T. Rowe Price Trust Company
Michael F. Connelly, CFA (1977)
Executive Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Richard de los Reyes (1975)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
OFFICERS (CONTINUED)

T. ROWE PRICE International Discovery Fund

Name (Year of Birth)
Position Held With International Funds  Principal Occupation(s)
Michael Della Vedova (1969)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Iona Dent, CFA (1991)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Maria Elena Drew (1973)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Shawn T. Driscoll (1975)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Alan S. Dupski, CPA (1982)
Principal Financial Officer, Vice President, and
Treasurer
Vice President, Price Investment Management,
T. Rowe Price, T. Rowe Price Group, Inc., and
T. Rowe Price Trust Company
Bridget A. Ebner (1970)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
David J. Eiswert, CFA (1972)
Executive Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Cheryl Emory (1963)
Assistant Secretary
Assistant Vice President and Assistant Secretary,
T. Rowe Price; Assistant Secretary, T. Rowe Price
Group, Inc., Price Investment Management, Price
International, Price Hong Kong, Price Singapore,
T. Rowe Price Investment Services, Inc., T. Rowe
Price Retirement Plan Services, Inc., and T. Rowe
Price Trust Company
Dawei Feng (1979)
Vice President
Vice President, Price Hong Kong and T. Rowe Price
Group, Inc.
Quentin S. Fitzsimmons (1968)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Justin T. Gerbereux, CFA (1975)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Aaron Gifford, CFA (1987)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Vishnu V. Gopal (1979)
Vice President
Vice President, Price International and T. Rowe Price
Group, Inc.
Benjamin Griffiths, CFA (1977)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Shaoyu Guo (1992)
Vice President
Vice President, Price Hong Kong and T. Rowe Price
Group, Inc.; formerly, Economist, J.P. Morgan (to
2020)
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
OFFICERS (CONTINUED)

T. ROWE PRICE International Discovery Fund

Name (Year of Birth)
Position Held With International Funds  Principal Occupation(s)
Richard L. Hall (1979)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Cheryl Hampton, CPA (1969)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company; formerly,
Tax Director, Invesco Ltd. (to 2021); Vice President,
Oppenheimer Funds, Inc. (to 2019)
Nabil Hanano, CFA (1984)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Jeffrey Holford, Ph.D., ACA (1972)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Stefan Hubrich, Ph.D., CFA (1974)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Arif Husain, CFA (1972)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Michael D. Jacobs (1971)
Vice President
Vice President, Price Japan, T. Rowe Price Group,
Inc., and Price International
Randal S. Jenneke (1971)
Vice President
Vice President, T. Rowe Price Group, Inc.
Nina P. Jones, CPA (1980)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Yoichiro Kai (1973)
Vice President
Vice President, Price Singapore, T. Rowe Price
Group, Inc., and Price International
Jacob H. Kann, CFA (1987)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Jai Kapadia (1982)
Vice President
Vice President, Price Hong Kong and T. Rowe Price
Group, Inc.
Andrew J. Keirle (1974)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Benjamin Kersse, CPA (1989)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Trust Company
Takanori Kobayashi (1981)
Vice President
Vice President, Price Japan, T. Rowe Price Group,
Inc., and Price International
Paul J. Krug, CPA (1964)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Christopher J. Kushlis, CFA (1976)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
OFFICERS (CONTINUED)

T. ROWE PRICE International Discovery Fund

Name (Year of Birth)
Position Held With International Funds  Principal Occupation(s)
Shengrong Lau (1982)
Vice President
Vice President, Price Singapore and T. Rowe Price
Group, Inc.
Lu Liu (1979)
Vice President
Vice President, Price Hong Kong and T. Rowe Price
Group, Inc.
Johannes Loefstrand (1988)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Anh Lu (1968)
Executive Vice President
Vice President, Price Hong Kong, Price
International, and T. Rowe Price Group, Inc.
Sebastien Mallet (1974)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Jennifer Martin (1972)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Ryan Martyn (1979)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Colin McQueen (1967)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International; formerly, Senior Investment Manager,
Global Equities, Sanlam FOUR Investments UK
Limited (to 2019)
Raymond A. Mills, Ph.D., CFA (1960)
Executive Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., Price International, and T. Rowe Price Trust
Company
Jihong Min (1979)
Executive Vice President
Vice President, Price Singapore and T. Rowe Price
Group, Inc.
Eric C. Moffett (1974)
Executive Vice President
Vice President, Price Singapore and T. Rowe Price
Group, Inc.
Ivan Morozov, CFA (1987)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Samy B. Muaddi, CFA (1984)
Executive Vice President
Vice President, T. Rowe Price, Price International,
T. Rowe Price Group, Inc., and T. Rowe Price Trust
Company
Tobias F. Mueller, CFA (1980)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Razan Nasser (1985)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International; formerly, Senior Economist, HSBC
Bank Middle East Ltd (to 2019)
Kenneth A. Orchard (1975)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
OFFICERS (CONTINUED)

T. ROWE PRICE International Discovery Fund

Name (Year of Birth)
Position Held With International Funds  Principal Occupation(s)
Oluwaseun Oyegunle, CFA (1984)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Fran M. Pollack-Matz (1961)
Vice President and Secretary
Vice President, T. Rowe Price, T. Rowe Price
Group, Inc., T. Rowe Price Investment Services,
Inc., T. Rowe Price Services, Inc., and T. Rowe Price
Trust Company
Todd Reese (1990)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Melanie A. Rizzo (1982)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
David L. Rowlett, CFA (1975)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Federico Santilli, CFA (1974)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Nikolaj Schmidt (1975)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Sebastian Schrott (1977)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Richard Sennett, CPA (1970)
Assistant Treasurer
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Weijie (Vivian) Si (1983)
Executive Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Scott D. Solomon, CFA (1981)
Executive Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Joshua K. Spencer, CFA (1973)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
David Stanley (1963)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Saurabh Sud, CFA (1985)
Executive Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Taymour R. Tamaddon, CFA (1976)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Ju Yen Tan (1972)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Sin Dee Tan, CFA (1979)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
OFFICERS (CONTINUED)

T. ROWE PRICE International Discovery Fund

Name (Year of Birth)
Position Held With International Funds  Principal Occupation(s)
Siby Thomas (1979)
Executive Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Justin Thomson (1968)
President
Director, Price Hong Kong; Vice President, T. Rowe
Price Group, Inc.; Director and Vice President, Price
International
Rupinder Vig (1979)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Willem Visser (1979)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Christopher Vost, CFA (1989)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Zenon Voyiatzis (1971)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Verena E. Wachnitz, CFA (1978)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Megan Warren (1968)
Vice President
OFAC Sanctions Compliance Officer and Vice
President, Price Investment Management; Vice
President, T. Rowe Price, T. Rowe Price Group,
Inc., T. Rowe Price Retirement Plan Services, Inc.,
T. Rowe Price Services, Inc., and T. Rowe Price Trust
Company
Hiroshi Watanabe, CFA (1975)
Vice President
Director and Vice President, Price Japan; Vice
President, T. Rowe Price Group, Inc.
James Woodward, CFA (1974)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Marta Yago (1977)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Benjamin T. Yeagle (1978)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Ernest C. Yeung, CFA (1979)
Executive Vice President
Director and Vice President, Price Hong Kong; Vice
President, T. Rowe Price Group, Inc.
Ellen York (1988)
Vice President
Vice President, Price Investment Management and
T. Rowe Price
Wenli Zheng (1979)
Executive Vice President
Vice President, Price Hong Kong and T. Rowe Price
Group, Inc.
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
OFFICERS (CONTINUED)

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
202312-3146044 F38-050 12/23

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Ms. Teresa Bryce Bazemore qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Ms. Bazemore is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d)   Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2023	2022
Audit Fees	$25,925	$24,349
Audit-Related Fees	5,591	-
Tax Fees	-	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1)   The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

(2)   No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)   Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)   The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,584,000 and $2,760,000, respectively.

(h)   All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)   The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)   The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3)	Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price International Funds, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	December 19, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	December 19, 2023

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	December 19, 2023